Prepayments - Summary of Prepayments (Details) - AUD ($)	Jun. 30, 2022	Jun. 30, 2021
Current Prepayments And Current Accrued Income Including Current Contract Assets [Abstract]
Deferred share issuance costs		$ 2,175,347
Prepayments of inventory components	$ 1,619,629
Prepaid general and administrative expenses	5,737,288	362,860
Total	$ 7,356,917	$ 2,538,207